REVENUE AND DEFERRED REVENUE	6 Months Ended
Jun. 30, 2025
Revenue And Deferred Revenue
REVENUE AND DEFERRED REVENUE

NOTE 13 – REVENUE AND DEFERRED REVENUE

	June 30, 2025	June 30, 2024
Software development	$273,110	$514,273
Software license	79,728	145,340
Software supports	27,355	23,119
Cloud hosting	24,049	24,572
Others	3,679	7,610
	$407,921	$714,914

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2025

(Expressed in Canadian dollars)

(Unaudited)

NOTE 13 – REVENUE AND DEFERRED REVENUE (continued)

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	June 30, 2025	June 30, 2024
Revenue recognized over time	$328,193	$569,574
Revenue recognized at a point of time	79,728	145,340
	$407,921	$714,914

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue are as follows:

	June 30, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	18,437	141,126
Revenue recognized from fulfilling contract liabilities	(72,871)	(132,832)
Deferred revenue, ending	$85,654	$140,088

The Company derives significant revenues from one customer, which exceeds 10% of total revenues. Revenues earned from that customer were 64% of total revenues for the period ended June 30, 2025 (Six months ended June 30, 2024 – 66%)